NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Nature of Business

Awaysis Capital, Inc. (the “Company”, “we”, “us” or “our’) is a real estate management and hospitality company focused on acquisition, redevelopment, sales, and managing rentals of residential vacation home communities in desirable travel destinations. We seek to create value through the targeting and acquisition, development, and up-cycling, rebranding, and repositioning of currently undervalued operating and shovel ready residential/resort communities in global travel destinations, with the intention to relaunch these assets under the “Awaysis” brand with the goals of creating a network of residential and resort enclave communities that will optimize sales, management, and rental revenues for our company, while providing the potential for attractive returns to owners and exceptional vacation experiences to travelers.

Increased global trends towards “work from home” opportunities have impacted both residency and travel. We believe that more people are seeking comfortable and convenient places to travel, visit, and live for extended durations. We seek to capitalize on these trends by transforming resort properties in desirable locations into convenient enclaves that facilitate this type of travel or residency. We define an enclave as a gated community that has all the amenities that will allow a person to live, work and play without having to leave the community.

At least initially, we are seeking to develop resorts that have not been completed nor have a significant prior operational history. As such, we intend to purchase the real estate underlying the planned community and finish the development, then we would either sell the finished individual units to buyers in which they can then, in their discretion from time to time, put into a rental pool that we would manage, or we would retain ownership of the finished individual units and put them in the rental pool that we would manage. In addition, we would own and manage the common areas of each community, including any areas devoted to restaurants/bars, pools, retail, spas and fitness centers, some of which we may determine to outsource to third parties at prevailing market rates. We do not have a limit on the number of units or other parts or amenities of a particular community that we will sell, lease or retain, nor do we have a percentage limit to the amount of rental revenues generated by the units we do retain, and in such cases, will be a result of market forces from time to time. Any rental revenue we generate for a particular unit owned by a third party will be split between us and the owner of the unit, pursuant to the agreement between us, or will be entirely retained by us in the event the unit is owned by us.

All owners of units are given the option to rent out their units. To the extent an owner of a unit wishes to rent the unit to generate income, we will have an exclusive rental agreement with the individual owners or, where applicable, the homeowners association, which specifies the commission split for rental revenues. Each month, we intend to reconcile bookings and commission allocations. Any rental income due to owners is segregated, escrowed, and subsequently distributed to them in accordance with the terms of the rental agreement.

We seek to own, grow and manage a stable, cash generating, diversified portfolio of single-family and luxury resort/residence properties in the Caribbean, Europe, South America, and the United States.

We intend to offer for sale, or as short or long term rentals, the finished units in any and all jurisdictions that permit such offers. To date, we are making such offers through our website at www.awaysisgroup.com, on-line multiple listing services, and other licensed direct booking channels. We are not presently aware of any jurisdictional limits on the offer of these properties in the jurisdictions we are targeting to offer our investors for sale or rent. While our current properties are located in Belize, the offer and sale of these properties, as well as the related management arrangements, may take place both in Belize and in the United States, subject to compliance with applicable laws and regulations in each jurisdiction.

We are a licensed real estate corporation in the State of Florida and maintain compliance with the Florida Real Estate Commission, the entity that regulates companies providing real estate services such as rentals, management, and sales. Additionally, our business is subject to federal, state, local and foreign laws, rules, and regulations that may vary depending on the geographical location and classification of our individual properties. Hospitality operations are also subject to compliance with the U.S. Americans with Disabilities Act and other laws and regulations relating to accessibility, and to laws, regulations and standards in other areas such as zoning and land use, licensing, permitting and registrations, safety, environmental and other property condition matters, staffing and employee training, and cleanliness/sanitation protocols.

Our business strategy entails targeting and identifying undervalued assets in emerging markets located in proximity to high demand travel destinations. The Company intends to focus these efforts on shovel-ready properties and/or other assets that we believe can be used to optimize sales and rental revenues.

Acquisition of Chial Mountain

On December 31, 2024, Awaysis Belize Ltd., a Belize corporation and wholly-owned subsidiary of the Company, or Awaysis Belize, acquired all of the stock and substantially all of the assets of Chial Mountain Ltd., a Belize corporation, or Chial Mountain, pursuant to the terms and conditions of an Agreement of Purchase and Sale, dated December 31, 2024 and effective December 20, 2024, between Chial Mountain and Awaysis Belize. Simultaneously, Awaysis Capital acquired 100% of the capital stock of Awaysis Belize Ltd.

Pursuant to the terms of the Asset Purchase Agreement, Awaysis Belize acquired all outstanding shares of Chial Mountain and concurrently acquired substantially all of the assets of Chial Mountain on an “as is, where is” basis, including, but not limited to: (i) all tangible and intangible property of Chial Mountain; and (ii) certain real property located in the Cayo District of Belize, aggregating over 63 acres (the “Chial Reserve Assets”). The Chial Reserve Assets include approximately 35 villas consisting of an estimated 59,000 square feet that are expected to be further developed and renovated by the Company as an “Awaysis” branded residential enclave community.

The aggregate estimated purchase price of the Chial Reserve Assets is $5,500,000, subject to potential adjustments, consisting of: (i) $2,400,000 in cash; (ii) a $1,500,000 (as adjusted based on an appraisal of the property to be performed by the parties) secured promissory note, dated December 21, 2024 and as amended on April 14, 2025, between the Company and Michael Singh, which bears no interest has a maturity date on the earlier of July 15, 2025, or the up-listing of the Company to the NYSE American; and (iii) a $1,600,000 senior convertible promissory note, dated December 20, 2024, between the Company and Michael Singh, which bears interest at a rate of 3.5% per annum and has a maturity date of June 30, 2025.

The senior convertible promissory note is convertible at the option of Mr. Singh into shares of the Company’s Common Stock at a conversion price equal to the closing price of the Company’s Common Stock on the trading day immediately prior to Mr. Singh’s delivery of a notice of conversion, as set forth therein.

Company History

The Company was formed in Delaware on September 29, 2008 under the name ASPI, Inc.

On May 18, 2022, the Company changed its name from JV Group, Inc. to Awaysis Capital, Inc. In connection with this name change, we changed our ticker symbol from “ASZP” to “AWCA” and effective May 25, 2022, we began trading on the OTC Market under our new symbol.

In December 2021, we formed a wholly owned subsidiary, Awaysis Capital, LLC, a Florida single member limited liability corporation to hold the office lease and to become the master payroll company for Awaysis Capital, Inc.

We also formed a wholly owned subsidiary, Awaysis Casamora Limited, a Belize single member limited liability corporation to hold the title to the acquisition of the Casamora assets.

From October 2015 to February 2022, we were a publicly quoted shell company seeking to merge with an entity with experienced management and opportunities for growth in return for shares of our common stock to create values for our shareholders. In February 2022, the Board of Directors of the Company determined to pursue a business strategy of acquiring, developing and managing residential vacation home communities in desirable travel destinations.

In September 2024, our Board of Directors and holders of a majority of our outstanding voting securities, approved of a reverse split of up to 1-for-20 of our issued and outstanding shares of common stock (the “Reverse Split”) and authorized our Co-CEOs, in their sole discretion, to determine the final ratio and effective date. We have not yet determined the final ratio or the effective date for the Reverse Split, nor will we commence the Reverse Split unless and until we deem it appropriate.

The Company’s principal executive office is located at 3400 Lakeside Drive, Suite 100, Miramar, FL 33027 and its main number is 855-795-3377. The Company’s website address is www.awaysisgroup.com. The information contained on, or that can be accessed through, our website is not incorporated by reference and is not a part of this Quarterly Report on Form 10-Q.

1. NATURE OF OPERATIONS

Nature of Business

Awaysis Capital, Inc. (formerly known as JV Group, Inc.), a Delaware corporation, (“Awaysis”, “JV Group”, “the Company”, “we”, “us” or “our’) is a public operating company with its common stock quoted on OTC Pink. We are a vacation rental company focused on acquisition, construction, selling and managing rentals of residential vacation home communities in desirable travel destinations. We seek to create value through the targeting and acquisition, development, and up-cycling, rebranding, and repositioning of currently undervalued residential/resort communities in global travel destinations, with the intention to relaunch these assets under the “Awaysis” brand with the goals of creating a network of residential and resort enclave communities that will optimize revenues, providing attractive returns to investors and exceptional vacation experiences to travelers.

Company History

JV Group was formed in Delaware on September 29, 2008 under the name ASPI, Inc.

On May 18, 2022, we changed our name from JV Group, Inc. to Awaysis Capital, Inc. In connection with this name change, we changed our ticker symbol from “ASZP” to “AWCA” and effective May 25, 2022, the Company’s common stock was quoted on OTC Pink under the new symbol.

In December 2021, we formed a wholly owned subsidiary, Awaysis Capital, LLC, a Florida single member limited liability corporation to hold the office lease and to become the master payroll company for Awaysis Capital Inc.

We also formed a wholly owned subsidiary, Awaysis Casamora Limited, a Belize single member limited liability corporation to hold the title to the acquisition of the Casamora assets.

From October 2015 to February 2022, we were a publicly quoted shell company seeking to merge with an entity with experienced management and opportunities for growth in return for shares of our common stock to create values for our shareholders. In February 2022, the Board of Directors of the Company determined to pursue a business strategy of acquiring, developing and managing residential vacation home communities in desirable travel destinations.

The Company’s principal executive office is located at 3400 Lakeside Drive, Suite 100, Miramar, FL 33027 and its main number is 855-795-3377. The Company’s website address is www.awaysisgroup.com.